Segmented Information	12 Months Ended
Apr. 30, 2021
Disclosure Of Operating Segments [Abstract]
Segmented Information
18.	Segmented information

During the year ended April 30, 2021, the Company earned all of its revenues from one customer. As at April 30, 2021, the Company does not consider itself to be economically dependent on this customer as transactions with this party can be easily replaced by transactions with other parties on similar terms and conditions. The balance owing from this customer on April 30, 2021 was $871, with an allowance for doubtful debt of $491 against this amount (April 30, 2020 - $736). The Company operates in one segment, the revenue is from gold and silver mining in Mexico.

The Company operates in three reportable geographical and one operating segment.  Selected financial information by geographical segment is as follows:

	Mexico	Canada	USA
April 30, 2021				Total
E&E assets	$4,088	$—	$—	$4,088
ROU assets	771	208	—	979
Mining interest, plant and equipment	29,387	17	—	29,404
Reclamation bonds	—	—	165	165
Deferred tax asset	434	2,912	—	3,346

	Mexico	Canada	USA
April 30, 2020				Total
E&E assets	$3,932	$ -	$2,044	$5,976
ROU assets	1,584	260	—	1,844
Mining interest, plant and equipment	35,268	34	—	35,302
Reclamation bonds	—	—	165	165
Deferred tax asset	1,914	2,912	—	4,826